Cover	Aug. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2023
Entity File Number	001-14784
Entity Registrant Name	Income Opportunity Realty Investors, Inc.
Entity Central Index Key	0000949961
Entity Tax Identification Number	75-2615944
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1603 LBJ Freeway
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75234
City Area Code	(469)
Local Phone Number	522-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false